Income tax (Schedule of Movement of valuation allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Income tax
Balance at beginning of the year	$ (150,252)	[1]	$ (87,106)		$ (24,980)
Additions	(119,999)		(96,629)		(78,269)
Reversals	56,563		33,483		16,143
Balance at end of the year	$ (213,688)	[1]	$ (150,252)	[1]	$ (87,106)

[1]	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.